Significant related party transactions and balances (Tables)	12 Months Ended
Apr. 30, 2025
Significant Related Party Transactions And Balances
Schedule of transaction with related parties

Transaction with related parties

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Director
Advance from/Payment on behalf	(712,503)	(91,741)	(818,707)	(627,169)
Repayment to	386,644	50,150	346,597	265,510

Subsidiary
Revenue from electrical works and installation services	105,408	4,146,774	1,067,593	817,828
Subcontractors’ costs	(634,441)	(3,617,741)	(1,005,000)	(769,879)
Purchases	3,550	2,230	-	-
Rental charged	-	4,000	12,000	9,193

Schedule of balances with related parties

Balances with related parties

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Non-trade receivables
Shareholders(1)	83,538	85,443	81,796	62,660

Non-trade payables
Director(2)	14,308	55,899	528,012	404,483
Dividends payable(2)	-	-	600,000	459,629

(1)	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

(2)	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

Schedule of compensation of key management personnel

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Salaries and related costs	268,132	188,132	167,000	127,930
Defined contribution plan	35,700	27,336	26,282	20,133
	303,832	215,468	193,282	148,063